Events after the balance sheet date - Additional Informations (Detail) € in Millions, £ in Millions, $ in Millions	Mar. 21, 2023	Mar. 22, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 22, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of total voting equity interests acquired							40.00%
Nominal amount				£ 1,448	€ 300		£ 1,146
Financial assets				£ 1,699			£ 2,138
Investments In Unlisted Securities Associated With Silicon Valley Bank [Member]
Disclosure of non-adjusting events after reporting period [line items]
Financial assets						£ 133
Major Borrowing Amendments [Member] | Revolving credit facilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount			£ 1,000
Major business combination [member] | SHL US Management LLC [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of total voting equity interests acquired		100.00%
Total purchase consideration | $		$ 187
Disposal of business [member] | Pearson online learning services [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of additional deferred consideration received Equivalent to proceeds received from sale of business	27.50%
Percentage of deferred consideration received of disposal businesses adjusted EBITDA	27.50%